CAPITAL STOCK TRANSACTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Equity [Abstract]
SCHEDULE OF WARRANT ACTIVITY

	Warrants - Common Share Equivalents	Weighted Average Exercise price	Warrants exercisable - Common Share Equivalents	Weighted Average Exercise price
Outstanding December 31, 2021	8,754,720	$0.04	8,754,720	$0.04
Expired	3,754,720		3,754,720	0.04
Exercised
Issued	19,652,722
Outstanding September 30, 2022	23,472,222	$0.04	5,000,000	$0.04

	Warrants - Common Share Equivalents	Weighted Average Exercise price	Warrants exercisable - Common Share Equivalents	Weighted Average Exercise price
Outstanding December 31, 2020	9,500,000	$0.04	9,500,000	$0.04
Additions	3,754,720		3,754,720	0.04
Exercised	4,500,000		4,500,000
Outstanding December 31, 2021	8,754,720	$0.04	8,754,720	$0.04